Income Taxes (Summary of provisions for income tax expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Abstract]
Current tax expense	¥ 32,433	$ 4,671	¥ 36,915	¥ 51,603
Deferred tax benefit	(18,344)	(2,642)	(11,398)	(3,226)
Income tax expense	¥ 14,089	$ 2,029	¥ 25,517	¥ 48,377